Share-based compensation plan - Restricted shares plan (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 BRL (R$) shares shares	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2024 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-current provisions for employee benefits | R$	R$ 304,921,000	R$ 332,322,000
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	3,092,957	3,076,116
Shares granted	532,774
Restricted stock, year one	440,715
Restricted stock, year two	235,794
Restricted stock, year three	1,982,244
Restricted stock, year four	241,637
Restricted stock, year five	192,567
Non-current provisions for employee benefits | R$	R$ 76,870,000	R$ 80,742,000	R$ 60,226,000
Increase Provision Share Based Payment | R$	23,159,000	45,642,000
Decrease Provision Share Based Payment | R$	(27,031,000)	R$ (25,126,000)
Grant Year 2023 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 50.51
Number of other equity instruments outstanding in share-based payment arrangement		277,249
Shares granted	6,033
Grant Year 2024 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 56.09
Number of other equity instruments outstanding in share-based payment arrangement	2,149,682	2,331,602
Shares granted	50,731
Restricted stock, year one	440,715
Restricted stock, year three	1,708,967
Grant Year 2025 | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value on grant date | R$	R$ 60.47
Number of other equity instruments outstanding in share-based payment arrangement	477,431	467,265
Shares granted	10,166
Restricted stock, year two	235,794
Restricted stock, year four	241,637